INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES | RICE HALL JAMES MICRO CAP PORTFOLIO
RICE HALL JAMES MICRO CAP PORTFOLIO
INVESTMENT OBJECTIVE

The Rice Hall James Micro Cap Portfolio (the “Fund” or the “Micro Cap Portfolio”) seeks maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small-capitalization companies.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES RICE HALL JAMES MICRO CAP PORTFOLIO INSTITUTIONAL CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	[1]
[1]	Redemption Fee (as a percentage of amount redeemed, if shares redeemed within 90 days of purchase).

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES RICE HALL JAMES MICRO CAP PORTFOLIO INSTITUTIONAL CLASS SHARES
Management Fee	0.75%
Other Expenses	0.96%
Total Annual Fund Operating Expenses	1.71%
Less Fee Waivers and/or Expense Reimbursements	(0.46%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.25%	[1]
[1]	Rice Hall James & Associates, LLC (the "Adviser" or "RHJ") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's average daily net assets until February 28, 2018 (the "Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement, or any prior agreement, was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES | RICE HALL JAMES MICRO CAP PORTFOLIO | INSTITUTIONAL CLASS SHARES | USD ($)	127	447	839	1,940

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Equity securities are primarily common stock. The Fund focuses on U.S. companies with total market capitalizations (number of shares outstanding multiplied by share price) that at the time of initial purchase fall within the range of companies in the Russell Microcap Index at reconstitution each June. In selecting securities for the Fund, the Adviser emphasizes smaller, emerging companies that possess the potential to become market leaders in their industries.

In making investment decisions for the Fund, the Adviser uses a company-specific approach that focuses on identifying, through fundamental research, the stocks of growth companies that are valued attractively (i.e., undervalued or selling at a discount) relative to a price that would be justified according to the Adviser’s expectations regarding a company’s earnings growth. The Adviser relies on fundamental analysis in the effort to validate the opinion that a company’s current stock price undervalues, or does not reflect fully, that company’s earnings growth potential. The Adviser’s investment process seeks to identify companies whose stocks appear to be inaccurately priced by the market - specifically growth stocks that are undervalued due to market inefficiency. The Adviser seeks to capture price appreciation by investing in a company’s undervalued shares before the market has recognized that company’s above-average earnings growth potential and re-valued its shares accordingly.

The Adviser will not invest in a company solely on the basis that its shares appear undervalued; above-average earnings growth potential is an equally essential criterion for investment candidates, and the Adviser will seek to determine whether the current Price-to-Earnings ratio of a stock adequately reflects the company’s potential for rapid earnings growth, as measured by the Adviser’s expectations for a company’s three- to five-year earnings growth. The Adviser will seek to ascertain a specific factor, or catalyst, that can be expected to precipitate above-average, typically above 15% per year, earnings growth in candidates for investment. Such companies are believed to be undergoing fundamental changes that have yet to be noticed by investors, but that the Adviser believes will ultimately result in increases in revenue growth rates, expanding profit margins and/or increases in earnings growth rates. Catalysts that might precipitate these changes or accelerations in growth and profitability include, but are not limited to, events or developments such as new product introductions or applications, discovery of niche markets, new management, corporate or industry restructures, regulatory change and market expansion.

With regards to valuation, the Adviser will invest the assets of the Fund primarily in companies whose Price-to-Earnings ratios appear low relative to future growth potential, or whose stocks can be expected to appreciate in response to rapid earnings growth. The Adviser seeks to invest the assets of the Fund in companies believed to offer “upside,” or potential for price appreciation, that the Adviser estimates to be, at a minimum, three times greater than a stock’s estimated “downside,” or potential for price depreciation. The Adviser seeks to invest in shares that are, in the view of the Adviser, poised to appreciate significantly within the next 12 to 24 months and whose estimated reward-to-risk profile (as estimated principally using earnings and the Price-to-Earnings ratio) is consistent with the Adviser’s criteria.

Moreover, the Adviser focuses on securities of companies with the following attributes:

Strong management;

Leading products or services;

Distribution to a large marketplace or growing niche market;

Anticipated above-average revenue and earnings growth rates;

Potential for improvement in profit margins; and

Strong cash flow and/or improving financial position.

The Adviser will not sell a stock simply because it is no longer within the Fund’s target capitalization range used by the Adviser for the initial purchase, and the holding may remain in the Fund if the Adviser believes the company continues to offer growth potential that is consistent with the Adviser’s reward-to-risk requirements. However, it may sell stocks for the following reasons:

The stock reaches the target price set by the Adviser;

The stock falls below the downside price limit set by the Adviser;

The fundamentals of the stock have deteriorated; or

A more attractively valued alternative is available for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. This transaction activity may result in higher transaction costs and additional capital gains tax liabilities as compared to a fund that pursues a “buy and hold” strategy.

The Adviser expects that cash reserves will normally represent under 20% of the Fund’s assets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve the Fund’s return objective. This outcome could occur because its strategy failed to produce the intended results or because the Adviser did not properly implement the Fund’s investment strategy. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. Set forth below are the principal risk factors affecting shareholders’ investments in the Fund.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

GROWTH STYLE RISK -- The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Fund may underperform other equity funds that rely on different investing styles or pursue different objectives.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.rhjfunds.com or by calling 1-866-474-5669.

BEST QUARTER	WORST QUARTER
21.89%	(26.10)%
(12/31/2011)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund’s average annual total returns for the periods ended December 31, 2015 to those of appropriate broad-based indices that are generally accepted indicators of the performance of micro-capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES - RICE HALL JAMES MICRO CAP PORTFOLIO	Label	1 YEAR	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	Fund Return Before Taxes	(4.42%)	10.14%	5.69%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions	Fund Return After Taxes on Distributions	(4.42%)	10.14%	5.20%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	8.05%	4.44%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	(5.16%)	9.23%	5.13%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	(3.85%)	10.08%	5.74%